Non Purchased Loans - Period-End Non-Accrual Loans, Segregated by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 8,459	$ 11,993
1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	25	33
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	8,004	11,585
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	308	111
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	287	232
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	1,809	2,160
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	5,600	9,082
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	422	348
Real Estate Loans [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	9	10
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	413	338
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	33	60
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 33	$ 60